Portfolio of Investments	June 30, 2026 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 50.2%
Communication Services — 2.0%
1,859	Alphabet, Inc., Class C	656,840
12,236	AT&T, Inc.	253,285
3,058	Millicom International Cellular SA(a)	277,544
6,096	Verizon Communications, Inc.	258,105
		1,445,774
Consumer Discretionary — 2.1%
2,755	Amazon.com, Inc.(a)	656,627
129	AutoZone, Inc.(a)	412,276
3,768	Sea, Ltd., ADR(a)	361,087
		1,429,990
Consumer Staples — 2.0%
3,722	Dollar General Corp.	428,439
2,309	Hershey Co. (The)	405,114
3,633	Procter & Gamble Co. (The)	532,744
		1,366,297
Energy — 2.9%
5,489	Baker Hughes Co., Class A	304,640
3,758	ConocoPhillips	390,682
9,845	SLB, Ltd.	457,694
2,020	Targa Resources Corp.	541,642
4,095	TotalEnergies SE	318,427
		2,013,085
Financials — 4.3%
3,074	Bank of New York Mellon Corp. (The)	444,531
13,957	Barclays PLC, ADR	374,885
4,598	HSBC Holdings PLC, ADR	437,224
3,196	Jack Henry & Associates, Inc.	440,217
1,499	JPMorgan Chase & Co.	490,668
7,895	UBS Group AG	391,276
1,153	Visa, Inc., Class A	395,583
		2,974,384
Health Care — 5.2%
2,679	AbbVie, Inc.	674,144
2,478	Hoya Corp., ADR	399,454
1,734	Johnson & Johnson	440,384
3,809	Lantheus Holdings, Inc.(a)	422,570
604	McKesson Corp.	456,382
4,040	Neurocrine Biosciences, Inc.(a)	680,882
1,036	Vertex Pharmaceuticals, Inc.(a)	514,612
		3,588,428
Industrials — 11.7%
4,847	ABB, Ltd., ADR	526,869
19,689	Atlas Copco AB, Class A, ADR	401,459
323	GE Vernova, Inc.	379,480
1,340	Generac Holdings, Inc.(a)	392,365
1,091	Honeywell Aerospace, Inc.(a)	241,198
1,706	Honeywell International, Inc.	381,973
1,610	Howmet Aerospace, Inc.	432,865
13,670	MDA Space, Ltd.(a)	564,299
707	Northrop Grumman Corp.	360,082
3,043	nVent Electric PLC	516,123
480	Parker-Hannifin Corp.	469,497
709	Quanta Services, Inc.	510,508
1,916	Republic Services, Inc., Class A	408,261
20,172	Rolls-Royce Holdings PLC, ADR	388,311

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)
Common Stocks — 50.2% (continued)
Industrials — 11.7% (continued)
7,376	Schneider Electric SE, ADR	480,768
3,263	Siemens AG, ADR	525,050
7,169	Thales SA, ADR	369,705
7,876	TOTO, Ltd., ADR	419,712
4,343	Willdan Group, Inc.(a)	343,531
		8,112,056
Information Technology — 12.8%
3,169	Amphenol Corp., Class A	558,758
1,079	Applied Materials, Inc.	780,117
1,025	ARM Holdings PLC, ADR(a)	363,434
8,450	ASE Technology Holding Co Ltd, ADR	381,264
477	ASML Holding NV, NYS	948,963
3,867	Badger Meter, Inc.	573,786
1,146	BE Semiconductor Industries NV, NYS	379,051
1,751	Microsoft Corp.	653,158
15,666	Nokia Oyj, ADR	208,044
5,526	NVIDIA Corp.	1,105,697
21,148	SentinelOne, Inc., Class A(a)	358,882
2,804	Silicon Motion Technology Corp., ADR	934,657
2,442	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,166,227
14,808	Teradata Corp.(a)	513,097
		8,925,135
Materials — 4.1%
67,055	Gerdau SA, ADR	270,902
976	Linde PLC	506,486
17,754	Shin-Etsu Chemical Co., Ltd., ADR	384,729
4,922	Solstice Advanced Materials, Inc.	436,089
5,628	Teck Resources, Ltd., Class B	334,641
32,697	Vale SA, Class B, ADR	491,763
1,417	Vulcan Materials Co.	418,029
		2,842,639
Real Estate — 1.5%
386	Equinix, Inc.	402,363
9,871	Essential Properties Realty Trust, Inc.	294,649
8,448	Gaming and Leisure Properties, Inc.	376,189
		1,073,201
Utilities — 1.6%
2,723	Duke Energy Corp.	344,677
3,647	Entergy Corp.	418,895
4,017	NextEra Energy, Inc.	352,572
		1,116,144
Total Common Stocks (Cost $30,751,372)		34,887,133

Exchange-Traded Funds — 49.2%
75,953	AltShares Merger Arbitrage ETF	2,250,548
138,844	iMGP DBi Managed Futures Strategy ETF	4,250,015
55,730	iShares Broad USD High Yield Corporate Bond ETF	2,063,125
50,860	iShares Floating Rate Bond ETF	2,596,403
104,418	Janus Henderson AAA CLO ETF	5,272,064
30,821	NYLI Merger Arbitrage ETF(a)	1,124,335
118,692	Schwab Intermediate-Term U.S. Treasury ETF	2,926,945
120,994	Schwab Short-Term U.S. Treasury ETF	2,920,795
135,736	VanEck J.P. Morgan EM Local Currency Bond ETF	3,469,412
51,651	Vanguard Mortgage-Backed Securities ETF	2,417,783
86,441	Vanguard Total International Bond ETF	4,186,338

Portfolio of Investments (continued)	June 30, 2026 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)
Exchange-Traded Funds — 49.2% (continued)
10,862	Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund ETF	702,880
Total Exchange-Traded Funds (Cost $34,024,400)		34,180,643

Total Investments — 99.4% (Cost $64,775,772)		69,067,776
Net other assets (liabilities) — 0.6%		433,577
Net Assets — 100.0%		69,501,353

(a) Non-income producing security

ADR — American Depositary Receipt

ETF  — Exchange-Traded Fund

NYLI — New York Life Investments

PLC  — Public Limited Company